Equity Investments (Tables)	12 Months Ended
Dec. 31, 2014
Summary of TSYS Equity Investments	A summary of TSYS’ equity investments as of December 31, 2014 and 2013 is as follows:

(in thousands)	2014	2013
CUP Data	$92,738	86,549
TSYS de México	7,730	7,584

Total	$100,468	94,133